CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues:
Net revenues	$ 109,715	$ 182,283	$ 156,498
Cost of revenues:
Total cost of revenues	116,901	155,534	130,864
Gross profit (loss)	(7,186)	26,749	25,634
Operating expenses:
Selling expenses	1,285	2,808	2,233
General and administrative expenses	24,313	23,775	26,428
Impairment loss on goodwill	8,454	337	0
Impairment loss on long-lived assets	2,148
Total operating expenses	36,200	26,583	28,661
Operating (loss) income	(43,386)	166	(3,027)
Interest income	348	858	2,147
Government subsidy income	4,591	499	683
Gain on disposal of subsidiaries	96	492	1,234
Impairment loss on long-term investments	(2,432)
Income (loss) before income taxes	(40,783)	2,015	1,037
Less: Income tax expenses	215	3,541	2,459
Loss before loss in equity method investments	(40,998)	(1,526)	(1,422)
Loss from equity method investments	(185)	(664)	(291)
Net loss	(41,183)	(2,190)	(1,713)
Less: Net (loss) income attributable to noncontrolling interest	(3,903)	387	(93)
Increase (decrease) in redeemable non-controlling interest		(143)	169
Net loss attributable to ordinary shareholders of RYB Education, Inc.	$ (37,280)	$ (2,434)	$ (1,789)
Net loss per share attributable to ordinary shareholders of RYB Education, Inc.
Basic and diluted (in dollars per share)	$ (1.33)	$ (0.09)	$ (0.06)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted (in shares)	28,122,851	28,074,624	29,213,801
Services
Net revenues:
Net revenues	$ 103,073	$ 166,183	$ 139,216
Cost of revenues:
Total cost of revenues	113,285	147,669	121,549
Products
Net revenues:
Net revenues	6,642	16,100	17,282
Cost of revenues:
Total cost of revenues	$ 3,616	$ 7,865	$ 9,315